Shareholders' Equity (Details)										12 Months Ended
	Sep. 04, 2025 USD ($) shares	Mar. 31, 2025 shares	Dec. 02, 2024 USD ($) shares	Aug. 16, 2024 USD ($)	Aug. 06, 2024 $ / shares shares	Jun. 27, 2024 shares	Apr. 10, 2024 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) shares	Jun. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 08, 2025 USD ($)	Feb. 21, 2025 USD ($)	Oct. 31, 2023 shares	Apr. 14, 2023 USD ($)
Shareholders Equity [Line Items]
Market offering cost									$ 502,000
Sale of ordinary shares (in Shares) | shares
Aggregate gross proceeds										$ 7,000
Aggregate of shares (in Shares) | shares		2,500,000
Gross proceeds from warrant			$ 5,000,000							4,531,000	$ 11,304,000	$ 4,334,000
Fair value of warrants											(46,000)	$ (2,191,000)
Remaining fair value									897,000
Incremental issuance costs									454,000
Allocated amount to ordinary warrants									365,000
Financial expenses									$ 91,000
Total consideration
Total issuance expenses										$ 15,000.000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.75
Gross sales price (in Dollars per share) | $ / shares										$ 1.2
Net proceeds										$ 3,526,000	$ 1,067,000
Commitment amount										$ 30,000,000
Percentage of purchase price										97.00%
Ordinary shares value										$ 4,410,000
Structuring fee										$ 25,000
Net proceeds			$ 4,940,000
Expire term										5 years
Voting rights										one
Warrant [Member]
Shareholders Equity [Line Items]
Number of ordinary share			1
Exercise price (in Dollars per share) | $ / shares									$ 1.5	$ 0.75
Aggregate warrants (in Shares) | shares			8,000,000						3,000,000
Gross proceeds from warrant									$ 4,500,000	$ 600,000
Offering expenses									455,000
Fair value of warrants									$ 3,603,000
Purchase an aggregate shares (in Shares) | shares					800,000
Pre-Funded Warrants [Member]
Shareholders Equity [Line Items]
Number of ordinary share			1						1
Exercise price (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 1.25
Aggregate warrants (in Shares) | shares			1,656,271
Warrants exercised (in Shares) | shares															1,670,000
Share-Based Payment Arrangement, Option [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares								126,000
Exercise of options (in Shares) | shares								126,000
Total consideration								$ 5,000
April 2024 Purchase Agrement [Member]
Shareholders Equity [Line Items]
Gross proceeds from warrant							$ 4,470,000
Issuance expenses							100,000
Total issuance expenses							$ 153,000
Additional ordinary shares (in Shares) | shares						30,000,000
Registered capital shares (in Shares) | shares						90,000,000
April 2024 Purchase Agrement [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Number of ordinary share							1
Exercise price (in Dollars per share) | $ / shares							$ 1.5
Aggregate warrants (in Shares) | shares							2,980,000
April 2024 Purchase Agrement [Member] | Pre-Funded Warrants [Member]
Shareholders Equity [Line Items]
Number of ordinary share							1
Exercise price (in Dollars per share) | $ / shares							$ 0.0001
Aggregate warrants (in Shares) | shares							1,248,000
Sales Agreement [Member]
Shareholders Equity [Line Items]
Aggregate offering price													$ 14,204,000	$ 2,556,000
Sale of ordinary shares (in Shares) | shares										4,072,629
Aggregate gross proceeds										$ 3,635,000	$ 1,234,000
Gross sale proceeds				$ 2,524,000
Sale of ordinary shares percentage				3.00%
Reimburse amount				$ 50,000
Aggregate sale price													$ 2,709,000
Purchase Agreement [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares	333,334
Aggregate gross proceeds	$ 500,000
Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Shareholders Equity [Line Items]
Warrants exercised (in Shares) | shares											1,248,000
SEPA [Member]
Shareholders Equity [Line Items]
Aggregate gross proceeds										396,000
Net proceeds										$ 384,000
RSUs [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares										180,000
Equity Option [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares										23,000
Ordinary shares value										$ 22,000
JonesTrading Institutional Services LLC [Member]
Shareholders Equity [Line Items]
Aggregate sale price														$ 1,410,000
Yorkville [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares										224,697
Ordinary shares value										$ 281,000
Alliance Global Partners [Member]
Shareholders Equity [Line Items]
Aggregate offering price																$ 5,744,000
Minimum [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares											1,105,509
Maximum [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares										2,967,120
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares					800,000					3,600
Warrants exercised (in Shares) | shares															1,670,000
Ordinary Shares [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares									1,330,000
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares									1,670,000
Ordinary Shares [Member] | Chief Executive Officer [Member]
Shareholders Equity [Line Items]
Aggregate of shares (in Shares) | shares			2,343,729
Ordinary Shares [Member] | April 2024 Purchase Agrement [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares							70,964
Aggregate of shares (in Shares) | shares							1,732,000
Ordinary Shares [Member] | Purchase Agreement [Member]
Shareholders Equity [Line Items]
Warrants exercised (in Shares) | shares											325,000
Ordinary Shares [Member] | SEPA [Member]
Shareholders Equity [Line Items]
Sale of ordinary shares (in Shares) | shares										246,074
Gross sales price (in Dollars per share) | $ / shares										$ 1.61